SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Earnings Per Share (Details) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Interest earned on marketable securities held in Trust Account	$ 15,117	$ 14,405
Net income allocable to Class A ordinary shares subject to possible redemption	$ 15,117	$ 14,405
Basic weighted average shares outstanding, Class A ordinary shares subject to possible redemption (in shares)	67,342,389	72,920,468
Diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption (in shares)	67,342,389	72,920,468
Diluted net income per share, Class A ordinary shares subject to possible redemption (in dollars per share)	$ 0	$ 0.00
Basic net income per share, Class A ordinary shares subject to possible redemption (in dollars per share)	$ 0	$ 0.00
Net loss	$ (60,394,659)	$ (55,771,393)
Less: Net income allocable to Class A ordinary shares subject to possible redemption	15,117	14,405
Non-redeemable net loss	$ (60,409,776)	$ (55,785,798)
Basic weighted average shares outstanding, Non-redeemable ordinary shares (in shares)	33,282,611	22,074,445
Diluted weighted average shares outstanding, Non-redeemable ordinary shares (in shares)	33,282,611	22,074,445
Basic net loss per share, Non-redeemable ordinary shares (in dollars per share)	$ (1.82)	$ (2.53)
Diluted net loss per share, Non-redeemable ordinary shares (in dollars per share)	$ (1.82)	$ (2.53)